Conservative Allocation Lifestyle Fund Expense Example - Conservative Allocation Lifestyle Fund - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	348
Expense Example, with Redemption, 10 Years	$ 783